Income Taxes - Schedule of Deferred Taxes (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Deferred tax assets
Stock-based compensation	$ 1,598,257	$ 3,501,507
Disallowed business interest deduction		9,476
Research and development expense	106,783	130,823
Accrued directors’ compensation	104,977	165,490
Accrued settlement	140,904	126,496
Partnership Investment	2,167,965	2,422,744
Lease liability	1,687	20,935
Capital loss limitation	149,394	149,394
Net operating loss carryforward	17,648,077	15,493,570
Total deferred tax assets, gross	21,918,044	22,020,435
Valuation allowance	(21,784,638)	(21,871,551)
Total deferred tax assets, net	133,406	148,884
Deferred tax liabilities
Fixed assets and intangible assets book/tax basis difference	(133,406)	(129,636)
Right-of-use assets		(19,248)
Total deferred tax liabilities	(133,406)	(148,884)
Net deferred tax assets